Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

The Company has evaluated all events and transactions that occurred after December 31, 2025 up through the date of the issuance of these consolidated financial statements. Except for the below subsequent event, the Company concluded that no material subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements.

On March 23, 2026, the Company entered into Stock Purchase Agreements with an aggregate of 100,000,000 Class A ordinary shares of par value US$0.0001 each (the Class A Ordinary Shares, and such Class A Ordinary Shares issued pursuant to the PIPE financing, the PIPE Shares), for a purchase price of US$0.20 per share (the Purchase Price). The March 2026 Private Placement is expected to close in April 2026, subject to satisfaction or waiver of the conditions precedent set forth in the Subscription Agreement. The Class A Ordinary Shares issued in the March 2026 Private Placement are subject to a six-month lock-up period from the date of issuance.